11. Income Taxes: Schedule of deferred tax assets (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Details
Net operating loss carryforwards	$ 1,393,000	$ 1,363,000
Deferred compensation	28,000	43,000
Deferred rent expense	6,000	11,000
Accounts receivable allowance	5,000	5,000
Valuation allowance	$ (1,432,000)	$ (1,420,000)